General Information - Details of Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	60.00%	60.00%
Region	Gwangyang
Domestic [member] | POSCO-SGI Falcon Pharma Biological Secondary Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	25.00%	24.55%
Region	Seoul
Domestic [member] | POSCO-KB Shipbuilding Restructuring Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	18.75%	18.75%
Region	Seoul
Domestic [member] | POSCO-NSC Venture Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	16.67%	16.67%
Region	Seoul
Domestic [member] | Posto Plutus Project 3rd Project Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	5.96%	5.96%
Region	Seoul
Domestic [member] | PCC Bio 2nd Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	19.72%	19.72%
Region	Seoul
Domestic [member] | PCC Material 3rd Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	2.38%	2.38%
Region	Seoul
Domestic [member] | Union PCC Portfolio Fund [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)	14.12%	14.12%
Region	Seoul
Domestic [member] | PCC S/W FUND [member]
Disclosure of joint ventures [line items]
Category of business	Investment in new technologies
Ownership (%)		0.46%
Region	Pohang
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Category of business	Steel materials manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	Brazil
Foreign [member] | USS-POSCO Industries [member]
Disclosure of joint ventures [line items]
Category of business	Cold-rolled steel manufacturing and sales
Ownership (%)		50.00%
Region	USA
Foreign [member] | PT. POSMI Steel Indonesia [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	36.69%	36.69%
Region	Indonesia
Foreign [member] | United Spiral Pipe, LLC [member]
Disclosure of joint ventures [line items]
Category of business	Material manufacturing and sales
Ownership (%)		35.00%
Region	USA
Foreign [member] | CSP — Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	20.00%	20.00%
Region	Brazil
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	25.00%	25.00%
Region	China
Foreign [member] | POSCO-SAMSUNG-Slovakia Processing Center [member]
Disclosure of joint ventures [line items]
Category of business	Steel processing and sales
Ownership (%)	30.00%	30.00%
Region	Slovakia
Foreign [member] | YULCHON MEXICO S.A. DE C.V. [member]
Disclosure of joint ventures [line items]
Category of business	Tube for automobile manufacturing
Ownership (%)	11.85%	19.00%
Region	Mexico
Foreign [member] | Hyunson Engineering & Construction HYENCO [member]
Disclosure of joint ventures [line items]
Category of business	Construction
Ownership (%)	4.89%	4.89%
Region	Algeria
Foreign [member] | POSCO E&C Saudi Arabia [member]
Disclosure of joint ventures [line items]
Category of business	Civil engineering and construction
Ownership (%)	40.00%	40.00%
Region	Saudi Arabia
Foreign [member] | POS-InfraAuto (Suzhou) Co., Ltd [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	16.20%	16.20%
Region	China
Foreign [member] | POSCO(Yantai)Automotive Processing Center Co., Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	11.10%	11.10%
Region	China
Foreign [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO., LTD [member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	7.43%	13.00%
Region	China
Foreign [member] | Kwanika Copper Corporation [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	34.04%	35.00%
Region	Canada
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	4.27%	4.00%
Region	Madagascar
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Category of business	Energy & resource development
Ownership (%)	12.50%	12.50%
Region	Australia
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Category of business	Mine development
Ownership (%)	50.00%	50.00%
Region	USA
Foreign [member] | POSAUSTEM Suzhou Automotive Co Ltd [Member]
Disclosure of joint ventures [line items]
Category of business	Automotive parts manufacturing
Ownership (%)	19.90%	19.90%
Region	China